Issuance of Common Stock, Warrants and Convertible Preferred Stock - Summary of Warrant Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Warrants Outstanding, Beginning Balance	846,765
Warrants Outstanding, Granted	400,019
Warrants Outstanding, Exercised	(40,834)
Warrants Outstanding, Forfeited and Cancelled	(74,873)
Warrants Outstanding, Ending Balance	1,131,077	846,765
Warrants Outstanding Weighted Average Remaining Life, Beginning Balance	2 years 9 months 7 days
Warrants Outstanding Weighted Average Exercise Price, Beginning Balance	$ 6.48
Warrants Outstanding Weighted Average Exercise Price, Granted	7.50
Warrants Outstanding Weighted Average Exercise Price, Exercised	3.90
Warrants Outstanding Weighted Average Exercise Price, Forfeited and Cancelled	6.00
Warrants Outstanding Weighted Average Exercise Price, Ending Balance	$ 6.88	$ 6.48
Warrants Outstanding Aggregate Intrinsic Value, Beginning Balance	$ 0
Warrants Outstanding Aggregate Intrinsic Value, Ending Balance	$ 0	$ 0
Warrant [Member]
Warrants Outstanding, Beginning Balance	846,765
Warrants Outstanding, Granted		1,435,639
Warrants Outstanding, Exercised		(483,773)
Warrants Outstanding, Forfeited and Cancelled		(105,101)
Warrants Outstanding, Ending Balance		846,765
Warrants Outstanding Weighted Average Remaining Life, Beginning Balance		2 years 9 months 7 days
Warrants Outstanding Weighted Average Exercise Price, Beginning Balance	$ 6.48
Warrants Outstanding Weighted Average Exercise Price, Granted		6.18
Warrants Outstanding Weighted Average Exercise Price, Exercised		3.90
Warrants Outstanding Weighted Average Exercise Price, Forfeited and Cancelled		6.00
Warrants Outstanding Weighted Average Exercise Price, Ending Balance		$ 6.48
Warrants Outstanding Aggregate Intrinsic Value, Beginning Balance
Warrants Outstanding Aggregate Intrinsic Value, Ending Balance